Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable / Notes Receivable [Abstract]
Schedule of accounts receivable
	December 31	December 31
	2017	2016
Accounts receivable	$63,168	$2,640,359
Less: Allowance for doubtful accounts	-	-
	$63,168	$2,640,359